Derivative Instruments (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Derivative [Line Items]
Estimated fair value of foreign currency derivative assets	$ 634	$ 486
Foreign currency cash flow hedge gain to be reclassified into earnings during next 12 months	15
Forward Contracts
Derivative [Line Items]
Notional amount of derivatives outstanding	3,100	2,900
Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Derivative notional amount	$ 635	$ 607